COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) € in Thousands, ₪ in Thousands, R in Thousands, $ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 04, 2018 USD ($)	Jan. 04, 2018 ILS (₪)	Nov. 30, 2019	Jan. 17, 2018 USD ($)	Jan. 17, 2018 ILS (₪)	Dec. 31, 2019 USD ($) claims	Dec. 31, 2018 USD ($) claims	Dec. 31, 2017 USD ($) claims	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR (R)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR (R)	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss																								$ 17,060		$ 257
Total liability imposed						$ 12,359	$ 8,903	$ 24,797
Loss contingency liability, current						28,300	13,146
Loss contingency liability, non-current						21,505	26,089
Non-current insurance receivable						3,176	$ 5,435
Settlement amount for claims	$ 2,600			$ 13,900
Lawsuit claim amount						6,640
Percentage of cost of arbitration			80.00%
Australia [Member]
Loss Contingencies [Line Items]
Insurance receivable						50,000
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable						$ 20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable									$ 20,000
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss												$ 6,520			$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss												$ 3,700			$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims						156
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims						155
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims						10
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims						45	54	34
Estimate of possible loss																		$ 56,180
Legal settelments and loss contingencies						$ 7,258	$ 6,996
Loss contingency liability						39,172	33,930
Loss contingency liability, current						17,667	7,841
Loss contingency liability, non-current						21,505	26,089
Insurance receivable						9,517	9,564
Current insurance receivable						6,340	4,129
Non-current insurance receivable						3,176	$ 5,435
Amount of unrenewed insurance						5,000				$ 10,000	$ 6,000
Amount Israel insurance policy covers, minimum						5,000
Amount Israel insurance policy covers, maximum						35,000
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																						$ 60,500
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																				$ 19,900
ILS [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																											₪ 1,000
Settlement amount for claims | ₪		₪ 9,000			₪ 48,200
ILS [Member] | New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																			₪ 216,000
ILS [Member] | Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																							₪ 232,800
ILS [Member] | Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																					₪ 76,600
Euro [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																									€ 15,700
Lawsuit claim amount						$ 5,800
Euro [Member] | Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €													€ 6,200			€ 7,100
South African Rand [Member] | Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | R														R 51,200			R 43,700